UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


                  Investment Company Act file number: 811-21789
                                                      ----------

                            Giordano Investment Trust
                            -------------------------
               (Exact Name of Registrant as Specified in Charter)


                  135 Gorman Street, Annapolis, Maryland 21401
                  --------------------------------------------
                    (Address of Principal Executive Offices)


                                Julian G. Winters
116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 410-224-6000
                                                            ------------

                      Date of fiscal year end: September 30
                                               ------------

                   Date of reporting period: December 31, 2005
                                             -----------------

ITEM 1.  SCHEDULE OF INVESTMENTS

Giordano Fund

Schedule of Investments
(Unaudited)

As of December 31, 2005

-----------------------------------------------------------------------------------------------------------------------------------
                                                        Value                                            Shares/          Value
                                          Shares      (Note 1)                                          Principal       (Note 1)
-----------------------------------------------------------------    --------------------------------------------------------------

COMMON STOCK - 78.00%                                                Real Estate Investment Trust - 4.25%
                                                                       Vornado Realty Trust                500        $     41,735
                                                                                                                      ------------
Auto Manufacturers - 3.95%
     General Motors Corp.                  2,000    $     38,840     Telecommunications - 4.29%
                                                    ------------       Verizon Communications Inc.       1,400              42,168
Banks - 11.93%                                                                                                        ------------
     Bank of America Corp.                   600          27,690     Trucking & Leasing - 4.41%
     United Bankshares Inc.                1,200          42,288       GATX Corp.                        1,200              43,296
     Wells Fargo & Co.                       400          25,132                                                      ------------
     Whitney Holding Corp.                   800          22,048     Total Common Stocks (Cost $785,383)                   765,891
                                                    ------------                                                      ------------
                                                         117,158     EXCHANGE TRADED FUNDS - 9.08%
                                                    ------------       Midcap SPDR Trust Series 1          200              26,938
Beverages - 4.93%                                                      SPDR Trust Series 1                 500              62,255
     The Coca-Cola Co.                     1,200          48,372                                                      ------------
                                                    ------------     Total Exchange Traded Funds
Chemicals - 5.19%                                                      (Cost $88,760)                                       89,193
     El Du Pont de Nemours & Co.           1,200          51,000                                                      ------------
                                                    ------------     INVESTMENT COMPANY - 4.11%
Diversified Financial Services - 9.79%                                 Evergreen Institutional Money Market Fund
     Citigroup Inc.                        1,000          48,530          (Cost $40,342)                40,342              40,342
     JPMorgan Chase & Co.                  1,200          47,628                                                      ------------
                                                    ------------     CORPORATE OBLIGATIONS - 7.49%
                                                          96,158     (B)  Empire Corp.
                                                    ------------            10%, 12/09/10              $75,000              73,500
Food - 4.81%                                                                                                          ------------
     HJ Heinz Co.                          1,400          47,208     Total Corporate Obligations
                                                    ------------           (Cost $75,000)                                   73,500
Gas Distribution - 2.10%                                                                                              ------------
     UGI Corp.                             1,000          20,600
                                                    ------------     Total Investments (Cost $989,485) - 98.68%            968,926
Healthcare - Products - 4.90%                                        Other Assets Less Liabilities- 1.32%                   12,937
     Johnson & Johnson                       800          48,080                                                      ------------
                                                    ------------     Net Assets - 100.0%                              $    981,863
                                                                                                                      ============
Metal Fabricate/Hardware - 3.91%
    Timken Co.                             1,200          38,424     (B)  Restricted  security - A restricted  security cannot be
                                                    ------------          resold to the general public without prior registration
Miscellaneous Manufacturing - 2.66%                                       under the Securities Act of 1933. Restricted securities
     Honeywell International Inc.            700          26,075          are valued  according to the  guidelines and procedures
                                                    ------------          adopted by the Board of  Trustees.  The Fund  currently
                                                                          holds Empire Corporation Senior Subordinated Debentures
Oil & Gas - 4.74%                                                         at a cost of $75,000.  The sale of this  investment has
     ConocoPhillips                          800          46,544          been  restricted and has been valued in accordance with
                                                    ------------          the  guidelines  adopted by the Board of Trustees.  The
                                                                          total fair value of this  security at December 31, 2005
Pharmaceuticals - 3.33%                                                   is $73,500, which represents 7.49% of net assets.
     Pfizer Inc.                           1,400          32,648
                                                    ------------
Pipelines - 2.81%
     Kinder Morgan Inc.                      300          27,585
                                                    ------------
                                                                                                                       (Continued)


Giordano Fund

Schedule of Investments
(Unaudited)

As of December 31, 2005
------------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------    ---------------------------------------------------------------

Aggregate cost for financial reporting and federal income tax        Note 1 - Investment Valuation
purposes is the same. Unrealized  appreciation/(depreciation)
of investments for financial reporting and federal income tax             The Fund's  investments  in  securities  are  carried at
purposes is as follows:                                                   value.  Securities  listed on an exchange or quoted on a
                                                                          national  market  system  are  valued at the last  sales
Aggregate gross unrealized appreciation          $      5,460             price as of 4:00 p.m. Eastern Time. Securities traded in
Aggregate gross unrealized depreciation          $    (26,019)            the NASDAQ  over-the-counter market are generally valued
                                                 ------------             at the NASDAQ Official  Closing Price.  Other securities
Net unrealized depreciation                      $    (20,559)            traded  in  the   over-the-counter   market  and  listed
                                                 ============             securities  for which no sale was  reported on that date
                                                                          are valued at the most recent bid price.  Securities and
                                                                          assets for which  representative  market  quotations are
                                                                          not readily  available  (e.g.,  if the exchange on which
Summary of Investments by Industry                                        the  portfolio  security is  principally  traded  closes
                                         % of Net                         early  or if the  trading  of the  particular  portfolio
Industry                                  Assets      Value               security  is halted  during  the day and does not resume
-------------------------------------------------------------             prior to the  Fund's  net asset  value  calculation)  or
Auto Manufacturers                         3.95%      38,840              which  cannot be  accurately  valued  using  the  Fund's
Banks                                     11.93%     117,158              normal  pricing  procedures  are valued at fair value as
Beverages                                  4.93%      48,372              determined in good faith under policies  approved by the
Chemicals                                  5.19%      51,000              Trustees.  A portfolio security's "fair value" price may
Corporate Obligations                      7.49%      73,500              differ from the price next  available for that portfolio
Diversified Financial Services             9.79%      96,158              security  using the Fund's  normal  pricing  procedures.
Exchange Traded Funds                      9.08%      89,193              Investment  companies  are  valued at net  asset  value.
Food                                       4.81%      47,208              Instruments  with  maturities  of 60 days  or  less  are
Gas Distribution                           2.10%      20,600              valued at  amortized  cost,  which  approximates  market
Healthcare - Products                      4.90%      48,080              value.
Investment Company                         4.11%      40,342
Metal Fabricate/Hardware                   3.91%      38,424         Note 2 - Restricted Securities
Miscellaneous Manufacturing                2.66%      26,075
Oil & Gas                                  4.74%      46,544              Restricted  securities held by the Funds may not be sold
Pharmaceuticals                            3.33%      32,648              unless registered pursuant to an effective  registration
Pipelines                                  2.81%      27,585              statement  filed under the  Securities  Act of 1933,  as
Real Estate Investment Trust               4.25%      41,735              amended (the "Securities Act") or offered pursuant to an
Telecommunications                         4.29%      42,168              exemption  from, or in a transaction not subject to, the
Trucking & Leasing                         4.41%      43,296              registration  requirements  of the  Securities  Act. The
-------------------------------------------------------------             risk  of  investing  in  such  securities  is  generally
Total                                     98.68%   $ 968,926              greater than the risk of investing in the  securities of
                                                                          publicly traded  companies.  Lack of a secondary  market
                                                                          and resale  restrictions  may result in the inability of
                                                                          the  Fund to sell a  security  at a fair  price  and may
                                                                          substantially delay the sale of the security it seeks to
                                                                          sell.  In addition,  restricted  securities  may exhibit
                                                                          greater  price  volatility  than  securities  for  which
                                                                          secondary markets exist.

ITEM 2. CONTROLS AND PROCEDURES
        -----------------------

(a) The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS
        --------

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit A.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Giordano Investment Trust


By: (Signature and Title)  /s/ Joseph A. Giordano
                           _________________________________________
                           Joseph A. Giordano, Trustee, President,
                           Treasurer, Principal Executive Officer
                           and Principal Financial Officer

Date: February 16, 2006








Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By: (Signature and Title)  /s/ Joseph A. Giordano
                           _________________________________________
                           Joseph A. Giordano Trustee, President,
                           Treasurer, Principal Executive Officer
                           and Principal Financial Officer
                           Giordano Investment Trust

Date: February 16, 2006